CASH TRUST SERIES, Inc.
Government Cash Series
Municipal Cash Series
Prime Cash Series
Treasury Cash Series
CASH TRUST SERIES II
Municipal Cash Series II
Treasury Cash Series II

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Supplement to the Prospectus dated July 31, 2001



     Please note the following changes to the procedures described in the Fund's prospectus under the headings "WHAT DO SHARES COST?" "HOW TO PURCHASE SHARES," and "HOW TO REDEEM SHARES."

     On September 13, 2001, shareholders of the Fund may purchase and redeem shares subject to the terms of the prospectus, except as modified below:

o Redemption orders received by 11:00 a.m. (eastern time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 11:00 a.m. (eastern time) will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 1:00 p.m. (eastern time) will receive that day's dividend if the Fund receives the purchase price before 1:00 p.m. (eastern time).

o During this period, the Fund will price its shares each weekday at 11:00 a.m. and 1:00 p.m. (eastern time).

o Requests to exchange out of the Fund will not be processed during this period.

     Beginning September 14, 2001, shareholders of the Fund may purchase and redeem shares on a limited basis on each weekday until the reopening of the New York Stock Exchange ("NYSE"), subject to the terms of the prospectus, except as modified below:

o Redemption orders received by 12:00 p.m. (Noon) (eastern time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 12:00 p.m. (Noon) (eastern time) will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 1:00 p.m. (eastern time) will receive that day's dividend if the Fund receives the purchase price before 1:00 p.m. (eastern time).

o During this period, the Fund will price its shares each weekday at 11:00 a.m., 12:00 p.m. (Noon) and 1:00 p.m. (eastern time).

o Requests to exchange out of the Fund will not be processed during this period.

     Other terms for purchasing and redeeming shares remain as stated in the Fund's prospectus.

     Once the NYSE reopens, the terms set forth in this supplement will expire and shares of the Fund may be purchased, redeemed and exchanged at the times stated in its current prospectus.

                                                              September 13, 2001

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Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com